Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.82%	2.49%
Net Unrealized Appreciation/(Depreciation)	$ 1,040,625	$ 2,919,560
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.08%	2.47%
Net Unrealized Appreciation/(Depreciation)	1,362,668	2,897,061
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.26%)	0.02%
Net Unrealized Appreciation/(Depreciation)	(322,043)	22,499
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	2.69%
Net Unrealized Appreciation/(Depreciation)	60,584	3,154,225
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.06%)
Net Unrealized Appreciation/(Depreciation)		(73,768)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.10%)	(0.29%)
Net Unrealized Appreciation/(Depreciation)	(132,128)	(340,967)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.54%	(0.79%)
Net Unrealized Appreciation/(Depreciation)	685,124	(926,200)
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%
Net Unrealized Appreciation/(Depreciation)	17,500
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%
Net Unrealized Appreciation/(Depreciation)	42,875
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.50%
Net Unrealized Appreciation/(Depreciation)	624,749
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.02%
Net Unrealized Appreciation/(Depreciation)	(14,180)	20,440
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.75%)	1.28%
Net Unrealized Appreciation/(Depreciation)	(950,059)	1,510,274
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	(0.02%)
Net Unrealized Appreciation/(Depreciation)	2,730	(28,512)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.37%	2.55%
Net Unrealized Appreciation/(Depreciation)	469,097	2,992,958
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.71%)	(0.09%)
Net Unrealized Appreciation/(Depreciation)	(895,510)	(106,168)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.03%	(0.22%)
Net Unrealized Appreciation/(Depreciation)	1,302,084	(257,164)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.31%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	392,983	(62,968)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.24%
Net Unrealized Appreciation/(Depreciation)		278,024
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.10%)	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(120,616)	(48,853)
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		4,438
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.01%
Net Unrealized Appreciation/(Depreciation)		5,672
Short Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.05%)
Net Unrealized Appreciation/(Depreciation)		(58,963)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	35,540	(6,250)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.49%	(0.44%)
Net Unrealized Appreciation/(Depreciation)	624,953	(521,505)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.23%	0.03%
Net Unrealized Appreciation/(Depreciation)	285,307	41,728
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.07%	0.05%
Net Unrealized Appreciation/(Depreciation)	83,917	62,660
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.45%	0.11%
Net Unrealized Appreciation/(Depreciation)	$ 573,467	$ 128,667